Average Annual Total Returns - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund - Fidelity Series Government Money Market Fund - Return Before Taxes
	Oct. 30, 2024
Average Annual Return:
Past 1 year	5.22%
Past 5 years	1.93%
Since Inception	1.64%	[1]

[1]	A From April 22, 2016 .